Financial Instruments and Risk Management - Summary of Changes in Value of Options - The Difference Between Esimated Fair Value for Assets and Corresponding Exercise Price (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [abstract]
Balance	R$ 507	R$ 1,150	R$ 1,245
Variation in fair value	48	187	55
Reversals			(150)
Written down, due to exercise of Put	R$ (555)	(830)
Balance		R$ 507	R$ 1,150